Revenues from Contracts with Customers - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Revenue From Contract With Customers [Line Items]
Contract liabilities decrease due to deconsolidation of contract liabilities	¥ 14,342
Revenue included in contract liabilities	31,908	¥ 38,905
Revenue remaining performance obligation	¥ 137,320
Automobile Services [Member]
Revenue From Contract With Customers [Line Items]
Revenue remaining performance obligation expected timing of satisfaction period	10 years
Maximum
Revenue From Contract With Customers [Line Items]
Revenue remaining performance obligation expected timing of satisfaction, period	Remaining term for the obligations ranges up to 15 years.